Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees					12 Months Ended
	Jun. 11, 2020 employee € / shares shares	May 29, 2020	Jun. 06, 2019 employee € / shares shares	May 03, 2018 employee € / shares shares	Dec. 31, 2020 € / shares shares	Sep. 16, 2020 shares
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)						18,000,000
Number of shares subscribed	12,952,925		9,845,111	9,174,817	13,160,000
Subscription price | € / shares	€ 26.20		€ 40.10	€ 37.20	€ 26.20
Free shares - Number of shares granted	207,458		202,226	180,072
Shares granted	1,380		5,932	6,784
Number of beneficiaries | employee	276		1,187	1,360